Financial Assets at Fair Value Through Other Comprehensive Income - (FVTOCI) (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Financial Assets at Fair Value Through Other Comprehensive Income

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Investments in equity instruments at FVTOCI	$580,399	$755,903	$25,272
Investments in debt instruments at FVTOCI	1,016,924	1,014,872	33,931

	$1,597,323	$1,770,775	$59,203

Summary of Investments in Equity Instruments at Fair Value Through Other Comprehensive Income
a.	Investments in equity instruments at FVTOCI

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Unquoted ordinary shares	$532,047	$565,028	$18,891
Unquoted preferred shares	8,683	158,718	5,306
Limited partnership	39,669	32,157	1,075

	$580,399	$755,903	$25,272

Summary of Investments in Debt Instruments at Fair Value Through Other Comprehensive Income
b.	Investments in debt instruments at FVTOCI

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Unsecured subordinate corporate bonds	$1,016,924	$1,014,872	$33,931